Provisions - Payment protection insurance (Details) policy in Millions, complaint in Millions, $ in Millions	6 Months Ended			222 Months Ended
	Jun. 30, 2018 USD ($) complaint policy	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) complaint policy	Jan. 01, 2018 USD ($)	[1]
Disclosure of other provisions [line items]
Provisions	$ 4,199	$ 4,011		$ 4,199	$ 4,295
Net insurance premium income	$ 5,776	4,968	$ 4,811
Payment Protection Insurance
Disclosure of other provisions [line items]
Interest rate for estimated liability for redress	8.00%			8.00%
Number of policies sold | policy				5.4
Net insurance premium income	$ 3,600
Gross written premiums				$ 4,700
Number of complaints expected to be received | complaint	2.2			2.2
Complaints expected to be received as a percent of policies sold	41.00%			41.00%
Number of policies expected to make contact | policy	2.6			2.6
Policies expected to make contact, as a percent of principal	49.00%			49.00%
Insurance Provision
Disclosure of other provisions [line items]
Provisions	$ 842	$ 1,174		$ 842
Additions	5,100
Amounts utilised	$ 4,300

[1]	9Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 84. 31 December 2017 balances have not been re-presented.